THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.9%

	Shares	Value

CANADA — 3.2%
Brookfield Asset Management, Cl A	15,084	$493,419

CAE *	22,456	507,079

		1,000,498

DENMARK — 3.7%
Novo Nordisk, Cl B	3,585	567,719

Novozymes, Cl B	10,517	538,232

		1,105,951

GERMANY — 1.8%
Fresenius Medical Care & KGaA	13,012	552,752

ISRAEL — 3.1%
Elbit Systems	2,992	506,055

Teva Pharmaceutical Industries *	51,007	452,889

		958,944

JAPAN — 3.5%
Astellas Pharma	36,100	510,754

Eisai	9,700	546,914

		1,057,668

NETHERLANDS — 3.7%
Koninklijke Philips	31,026	567,510

Universal Music Group	21,453	543,183

		1,110,693

NORWAY — 1.6%
Kongsberg Gruppen	12,176	491,546

UNITED KINGDOM — 8.6%
BAE Systems PLC	46,944	570,337

InterContinental Hotels Group PLC	7,518	493,782

RELX PLC	16,843	545,210

Smith & Nephew PLC	35,538	493,016

Smiths Group PLC	23,901	507,265

		2,609,610

UNITED STATES — 68.7%

COMMUNICATION SERVICES — 3.4%

Fox	14,480	493,044

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2023
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES — continued
Match Group *	12,241	$469,932

Yelp, Cl A *	2,750	84,425

		1,047,401

CONSUMER DISCRETIONARY — 8.1%
Chipotle Mexican Grill, Cl A *	342	584,235

Domino’s Pizza	1,726	569,356

Etsy *	4,172	464,469

H&R Block	2,243	79,066

Perdoceo Education *	5,988	80,419

Stride *	1,948	76,459

Vista Outdoor *	2,889	80,054

Yum! Brands	3,991	527,131

		2,461,189

CONSUMER STAPLES — 3.8%
Altria Group	10,920	487,251

Brown-Forman, Cl B	7,820	502,591

USANA Health Sciences *	1,360	85,544

Vector Group	6,223	74,738

		1,150,124

ENERGY — 0.5%
Bristow Group *	3,028	67,827

Green Plains *	2,381	73,787

		141,614

FINANCIALS — 2.5%
Aon PLC, Cl A	1,665	524,958

Avantax *	2,887	75,986

Donnelley Financial Solutions *	1,954	79,840

Federated Hermes, Cl B	2,100	84,294

		765,078

HEALTH CARE — 18.4%
Amedisys *	897	65,974

Amgen	2,193	530,158

Catalyst Pharmaceuticals *	5,406	89,632

Chemed	155	83,351

Coherus Biosciences *	12,197	83,427

DaVita *	6,161	499,719

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2023
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Dynavax Technologies *	8,012	$78,598

Eagle Pharmaceuticals *	2,951	83,720

Eli Lilly	1,629	559,431

Emergent BioSolutions *	6,665	69,049

Exelixis *	4,836	93,867

Harmony Biosciences Holdings *	1,874	61,186

HealthEquity *	1,307	76,734

Horizon Therapeutics PLC *	4,631	505,427

Illumina *	2,542	591,142

Inari Medical *	1,469	90,696

Jazz Pharmaceuticals PLC *	3,612	528,544

Lantheus Holdings *	1,117	92,219

Myriad Genetics *	4,363	101,353

Neurocrine Biosciences *	796	80,571

Novocure *	6,590	396,323

Organogenesis Holdings, Cl A *	33,694	71,768

Pacira BioSciences *	1,943	79,294

Pediatrix Medical Group *	5,245	78,203

REGENXBIO *	3,712	70,194

Roche Holding	1,756	501,591

Select Medical Holdings	3,034	78,429

		5,640,600

INDUSTRIALS — 16.1%
A O Smith	7,728	534,391

AAR *	1,517	82,752

Aerojet Rocketdyne Holdings *	1,468	82,458

AeroVironment *	965	88,452

Axon Enterprise *	410	92,189

Experian PLC	15,026	494,197

CoreCivic *	8,500	78,200

Fluor *	2,252	69,609

General Dynamics	2,226	507,996

GEO Group *	9,418	74,308

Huntington Ingalls Industries	2,357	487,946

Leidos Holdings	5,227	481,198

Lockheed Martin	1,073	507,239

Maximus	1,006	79,172

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2023
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Northrop Grumman	1,094	$505,122

Pitney Bowes	19,018	73,980

Science Applications International	773	83,066

Textron	6,993	493,916

TrueBlue *	4,411	78,516

		4,894,707

INFORMATION TECHNOLOGY — 10.3%
Accenture PLC, Cl A	1,906	544,754

Fair Isaac *	123	86,431

Fortinet *	8,528	566,771

InterDigital	1,131	82,450

Lattice Semiconductor *	974	93,017

LiveRamp Holdings *	3,494	76,624

QUALCOMM	4,106	523,844

Rambus *	1,867	95,702

ServiceNow *	1,170	543,722

VeriSign *	2,580	545,231

		3,158,546

MATERIALS — 5.6%
Century Aluminum *	6,842	68,420

Eastman Chemical	5,954	502,161

International Paper	13,942	502,749

LyondellBasell Industries, Cl A	5,280	495,739

Materion	740	85,840

MP Materials *	2,360	66,528

		1,721,437

		20,980,696

TOTAL COMMON STOCK (Cost $29,434,405)		29,868,358

TOTAL INVESTMENTS— 97.9% (Cost $29,434,405)		$29,868,358

Percentages are based on Net Assets of $30,505,027.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
MARCH 31, 2023
(UNAUDITED)

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
MARCH 31, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 84.7%

	Shares	Value
CONSUMER DISCRETIONARY — 5.0%
Lowe’s	6,105	$1,220,817

McDonald’s	4,318	1,207,356

Ulta Beauty *	2,231	1,217,390

		3,645,563

CONSUMER STAPLES — 21.9%
Archer-Daniels-Midland	16,640	1,325,542

Brown-Forman, Cl B	18,873	1,212,968

Campbell Soup	22,118	1,216,048

Celsius Holdings *	13,020	1,210,079

Church & Dwight	13,702	1,211,394

Coca-Cola	19,465	1,207,414

Colgate-Palmolive	15,995	1,202,024

Conagra Brands	32,216	1,210,033

Costco Wholesale	2,436	1,210,375

Edgewell Personal Care	28,432	1,206,085

J M Smucker	7,691	1,210,333

Kellogg	18,071	1,210,034

Philip Morris International	12,441	1,209,887

		15,842,216

ENERGY — 10.9%
Cameco	43,080	1,127,403

Cheniere Energy	7,214	1,136,926

EOG Resources	33	3,783

EQT	121	3,861

Exxon Mobil	10,288	1,128,182

Halliburton	112	3,544

NOV	61,310	1,134,848

Occidental Petroleum	18,030	1,125,613

Peabody Energy *	44,160	1,130,496

Shell PLC ADR	19,566	1,125,828

		7,920,484

FINANCIALS — 0.0%
Allstate	28	3,103

Cullen/Frost Bankers	25	2,633

Hanover Insurance Group	27	3,469

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
MARCH 31, 2023
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued

Hartford Financial Services Group	43	$2,997

		12,202

HEALTH CARE — 16.7%

AmerisourceBergen	7,574	1,212,673

Cardinal Health	16,075	1,213,663

Cigna Group	4,744	1,212,234

CVS Health	16,202	1,203,971

Eli Lilly	3,530	1,212,273

HCA Healthcare	4,616	1,217,147

Incyte *	16,745	1,210,161

Johnson & Johnson	7,818	1,211,790

Merck	11,368	1,209,441

Pfizer	29,904	1,220,083

UnitedHealth Group	7	3,308

		12,126,744

INDUSTRIALS — 14.5%

Deere	3,218	1,328,648

General Dynamics	5,816	1,327,269

L3Harris Technologies	6,774	1,329,330

Lockheed Martin	2,795	1,321,280

Northrop Grumman	2,866	1,323,290

Rocket Lab USA *	326,082	1,317,371

Rollins	35,368	1,327,361

Waste Management	7,426	1,211,701

		10,486,250

INFORMATION TECHNOLOGY — 5.0%

Broadcom	1,897	1,217,001

Juniper Networks	35,272	1,214,062

Microsoft	4,216	1,215,473

		3,646,536

MATERIALS — 5.4%

Albemarle	5,976	1,320,935

Corteva	22,068	1,330,921

Silgan Holdings	22,677	1,217,075

		3,868,931

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
MARCH 31, 2023
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — 1.9%

Iron Mountain ‡	25,369	$1,342,274

UTILITIES — 3.4%

CMS Energy	68	4,174

DTE Energy	37	4,053

Ormat Technologies	15,611	1,323,344

PPL	40,937	1,137,639

		2,469,210

TOTAL COMMON STOCK (Cost $62,350,401)		61,360,410

EXCHANGE TRADED FUND — 3.0%

Sprott Physical Gold Trust (Cost $2,177,496)	140,756	2,176,088

TOTAL INVESTMENTS— 87.7% (Cost $64,527,897)		$63,536,498

Percentages are based on Net Assets of $72,471,436.
‡	Real Estate Investment Trust
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

STR-QH-001-0300